INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2023
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	As of	As of
	December 31,	June 30,
	2022	2023
	US$	US$
Cost:
Computer software	3,538	3,545
License agreement	22,252	22,252
Internet domain name	150	150
Brand name	71,292	71,292
Strategic contract	10,010	10,010
Unpatented technology	3,633	3,633
	110,875	110,882
Accumulated amortization:
Computer software	(2,953)	(3,493)
License agreement	(5,470)	(5,470)
Internet domain name	(25)	(33)
Brand name	(13,135)	(13,135)
Strategic contract	(2,471)	(2,471)
Unpatented technology	(505)	(606)
	(24,559)	(25,208)

Impairment *:
Computer software	(524)	(524)
License agreement	(16,782)	(16,782)
Brand name	(58,157)	(58,157)
Strategic Contract	(7,539)	(7,539)
	(83,002)	(83,002)
Intangible assets, net	3,314	2,672

* The impairment as of December 31, 2022 and June 30, 2023 include impairment of US$26,909 related to the acquired intangible assets of the Multi Group that were recognized during the year ended December 31, 2019, impairment of US$48,555 related to the brand name and domain name of Alliance International Technologies and impairment of US$7,539 for the strategy contract of Asgard that were recognized during the year ended December 31, 2022.

Schedule of estimated amortization expense

US$

2023 remaining	639
2024	1,237
2025	723
2026	15
2027	15
2028 and thereafter	43

Total	2,672